Note 1 - Nature of Operations (Details Narrative) - CAD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Disclosure Text Block [Abstract]
Net Loss Attributable to Parent	$ (13,747,480)	$ (8,857,440)	$ (10,143,577)
Accumulated Deficit	$ (85,620,939)	$ (71,873,459)